Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Royalties	Fees	Total Payments
Total	$ 511,651	$ 26,155	$ 537,806
UNITED STATES | Louisiana Federal Government Office of Natural Resource Revenue [Member]
Total	390,479		390,479
UNITED STATES | Louisiana Federal Government [Member]
Total	390,479		390,479
UNITED STATES | Oklahoma Federal Government Office of Natural Resource Revenue [Member]
Total	121,172	26,155	147,327
UNITED STATES | Oklahoma Federal Government [Member]
Total	$ 121,172	$ 26,155	$ 147,327